Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities	Accrued expenses consisted of the following:

	At December 31,
	2020	2019
	(in thousands)
Accrued employee expenses	$2,796	$1,757
Other	237	249

Total accrued expenses	$3,033	$2,006